Long-term debt	12 Months Ended
Aug. 31, 2021
Long-term Debt
Long-term debt

20. Long-term debt

The Company has an unsecured, non-interest bearing loan that matures on June 30, 2022. The loan bears interest at 0% per annum. As of August 31, 2021, the present value of the loan was $96,664 (2020 – $230,932), with accretion of $28,123 (2020 – $16,239) having been charged to interest expense on the Company’s consolidated statements of loss and comprehensive loss for the years then ended. A discount rate of 10% was used for both years.

Scheduled repayments are: €90,000 ($106,330) as of August 31, 2021, all of which is current.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)